Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
REVENUE	$ 2,658	$ 2,708	$ 2,468
OPERATING EXPENSES
Salaries and benefits	1,701	1,664	1,393
Goods and services purchased	504	461	468
Share-based compensation	32	21	25
Acquisition, integration and other	45	55	40
Depreciation	144	141	124
Amortization of intangible assets	180	183	134
Total	2,606	2,525	2,184
OPERATING INCOME	52	183	284
OTHER (INCOME) EXPENSES
Changes in business combination-related provisions	(60)	(20)	0
Interest expense	138	144	41
Foreign exchange gain	(4)	0	(7)
(LOSS) INCOME BEFORE INCOME TAXES	(22)	59	250
Income tax expense	39	5	67
NET (LOSS) INCOME	(61)	54	183
Items that may subsequently be reclassified to income
Change in unrealized fair value of derivatives designated as cash flow hedges	24	(27)	43
Exchange differences arising from translation of foreign operations	(77)	26	(89)
Total items that may subsequently be reclassified to income	(53)	(1)	(46)
Item that will not be subsequently reclassified to income
Employee defined benefit plan re-measurements	0	1	3
Total items never subsequently reclassified to income	(53)	0	(43)
COMPREHENSIVE (LOSS) INCOME	$ (114)	$ 54	$ 140
EARNINGS (LOSS) PER SHARE
Basic earnings per share (in dollars per share)	$ (0.22)	$ 0.20	$ 0.69
Diluted earnings per share (in dollars per share)	$ (0.34)	$ 0.18	$ 0.68
TOTAL WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic (in shares)	275	274	266
Diluted (in shares)	297	286	270